                                                                                Beth Brown
                                                                                Counsel
                                                                                Allstate Life Insurance Company
                                                                                3100 Sanders Road, Suite J5B W
                                                                                Northbrook, Illinois 60062

VIA EDGAR TRANSMISSION

January 2, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         RE:      Allstate Life Insurance Company
                  Registration Statements on Form N-4
                  Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:
1.       For each Registration Statement shown below, the form of the Prospectus Supplement that would have been filed under 497(c)
         under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                      Registration
               Registrant                                Depositor                   1940 Act #        Statement

----------------------------------------- ---------------------------------------- --------------- -------------------
----------------------------------------- ---------------------------------------- --------------- -------------------
  Allstate Financial Advisors Separate        Allstate Life Insurance Company        811-09327         333-114560
               Account I
----------------------------------------- ---------------------------------------- --------------- -------------------
----------------------------------------- ---------------------------------------- --------------- -------------------
  Allstate Financial Advisors Separate        Allstate Life Insurance Company        811-09327         333-102934
               Account I
----------------------------------------- ---------------------------------------- --------------- -------------------
----------------------------------------- ---------------------------------------- --------------- -------------------
  Allstate Financial Advisors Separate        Allstate Life Insurance Company        811-09327         333-114561
               Account I
----------------------------------------- ---------------------------------------- --------------- -------------------
----------------------------------------- ---------------------------------------- --------------- -------------------
  Allstate Financial Advisors Separate        Allstate Life Insurance Company        811-09327         333-114562
               Account I
=========================================                                                          -------------------

You may direct any questions regarding this filing to the undersigned at (847) 402-7855.

Very truly yours,

/s/ BETH BROWN
----------------------------
Beth Brown